UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------------

Check here if Amendment [X]; Amendment Number:       1
                                                  -------
   This Amendment (Check only one.):  [X] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund I General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
           ----------------------------------------------------

           ----------------------------------------------------

Form 13F File Number:  028-12038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
           --------------------------------------------------
Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/PETER W. MAY              New York, New York            5/15/08
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:              6
                                               -------------

Form 13F Information Table Value Total:         $ 84,564
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name


01     28-11639                    Nelson Peltz

02     28-11640                    Peter W. May

03     28-11641                    Edward P. Garden

                                               FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
-----------------------  --------------  ---------  ---------  ---------------------  ----------  ---------  --------------------
                                                                                                                   VOTING
                                                      VALUE    SHARES/OR   SH/  PUT/  INVESTMENT   OTHER           AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT     PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
-----------------------  --------------  ---------  ---------  ---------------------  ----------  ---------  --------------------

Wendy's Intl Inc               COM       950590109     3,507   135,712     SH           Defined    1,2,3           135,712

H.J. Heinz Co.                 COM       423074103    11,938   255,742     SH           Defined    1,2,3           255,742

Chemtura Corp.                 COM       163893100     2,323   297,829     SH           Defined    1,2,3           297,829

Tiffany & Co. NEW              COM       886547108     6,349   137,932     SH           Defined    1,2,3           137,932

Cheesecake Factory Inc.        COM       163072101     1,773    74,776     SH           Defined    1,2,3            74,776

SPDR TR                     UNIT SER 1   78462F103    58,674   401,300     SH    PUT    Defined    1,2,3           401,300